SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	199,000	199,000	62,500	62,500
Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.00	$ 1.00
Number outstanding	49,000	49,000
Weighted average remaining contractual life	1 year 4 months 24 days	1 year 8 months 12 days
Number exercisable	49,000	49,000
Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.10	$ 1.10
Number outstanding	150,000	150,000
Weighted average remaining contractual life	6 years	6 years 2 months 12 days
Number exercisable	150,000	150,000